RELATED PARTY TRANSACTIONS - Narrative (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party expenses	$ 4,420	$ 4,560	$ 4,305
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	400	226	55
Front Ocean Management AS | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	700	500	100
Frontline Management AS
Related Party Transaction [Line Items]
Related party expenses	0	0	184
Frontline Management AS | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	100	300	500
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	115	225	144
Seatankers Management Co. Ltd | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	100	200	100
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	3,435	3,489	3,235
Flex LNG Fleet Management AS | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	$ 3,400	$ 3,500	$ 3,200